Vista Outdoor Inc. - 10-K Long-Term Debt	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Vista Outdoor Inc.
Debt Instrument [Line Items]
Long-Term Debt	Long-term Debt

	June 30, 2024	March 31, 2024
2022 ABL Revolving Credit Facility	$135,000	$220,000
Total Principal Amount of Credit Agreements	135,000	220,000
4.5% Senior Notes	500,000	500,000
Total Principal Amount of Long-Term Debt	635,000	720,000
Less: unamortized deferred financing costs	(2,622)	(2,762)
Carrying amount of long-term debt	632,378	717,238
Less: current portion	—	—
Carrying amount of long-term debt, excluding current portion	$632,378	$717,238
Credit Agreements—In fiscal year 2023, we refinanced our 2021 ABL Revolving Credit Facility by entering into the 2022 ABL Revolving Credit Facility, which provides for a $600,000 senior secured asset-based revolving credit facility. The amount available under the 2022 ABL Revolving Credit Facility is the lesser of the total commitment of $600,000 or a borrowing base based on percentages of eligible receivables, inventory, and cash, minus certain reserves, but, in each case, subject to the excess availability financial covenant under the 2022 ABL Revolving Credit Facility described below. As of June 30, 2024, the Excess Availability, or the amount available to borrow under the 2022 ABL Revolving Credit Facility, based on the borrowing base less outstanding borrowings of
$135,000 and outstanding letters of credit of $13,956, less the minimum required borrowing base of $57,000, was $271,256. The 2022 ABL Revolving Credit Facility matures on March 31, 2026 (the “Maturity Date”), subject to a customary springing maturity in respect of the 4.5% Notes due 2029 (described below). Any outstanding revolving loans under the 2022 ABL Revolving Credit Facility will be payable in full on the Maturity Date.
Concurrently with the effectiveness of the 2022 ABL Revolving Credit Facility, we also obtained a $350,000 senior secured asset-based term loan facility (the “2022 Term Loan”). The 2022 Term Loan was paid off during the fourth quarter of fiscal year 2024.
Borrowings under the 2022 ABL Revolving Credit Facility bear interest at a rate equal to either the sum of a base rate plus a margin ranging from 0.25% to 0.75% or the sum of a Term Secured Overnight Financing Rate ("Term SOFR") plus a credit spread adjustment of 0.10%, plus a margin ranging from 1.25% to 1.75%. The margins vary based on our Average Excess Availability under the 2022 ABL Revolving Credit Facility. As of June 30, 2024, the margin under the 2022 ABL Revolving Credit Facility was 0.50% for base rate loans and 1.50% for Term SOFR loans. We pay a commitment fee on the unused commitments under the 2022 ABL Revolving Credit Facility of 0.175% per annum.
As of June 30, 2024, the weighted average interest rate for our borrowings under the 2022 ABL Revolving Credit Facility was 6.49%.
Debt issuance costs incurred to date related to the 2022 ABL Revolving Credit Facility were approximately $11,310, which included remaining unamortized debt issuance costs related to the 2021 ABL Credit Facility. The costs are being amortized over the term of the 2022 ABL Revolving Credit Facility and are included within other current and non-current assets.
Substantially all domestic tangible and intangible assets of Vista Outdoor and our domestic subsidiaries are pledged as collateral under the 2022 ABL Revolving Credit Facility.
4.5% Notes—In fiscal year 2021, we issued $500,000 aggregate principal amount of 4.5% Notes that mature on March 15, 2029. These notes are unsecured and senior obligations. Interest on the notes is payable semi-annually in arrears on March 15 and September 15 of each year. We had the right to redeem some or all of these notes on or after March 15, 2024 at specified redemption prices. Debt issuance costs of approximately $4,491 are being amortized to interest expense over eight years, the term of the notes.
Rank and guarantees—The 2022 ABL Revolving Credit Facility obligation is guaranteed on a secured basis, jointly and severally and fully and unconditionally by substantially all of our domestic subsidiaries. Vista Outdoor (the parent company issuer) has no independent assets or operations. We own 100% of all of these guarantor subsidiaries. The 4.5% Notes are senior unsecured obligations of Vista Outdoor and will rank equally in right of payment with any future senior unsecured indebtedness and senior in right of payment to any future subordinated indebtedness of Vista Outdoor. The 4.5% Notes are fully and unconditionally guaranteed, jointly and severally, by our existing and future domestic subsidiaries that guarantee indebtedness under our 2022 ABL Revolving Credit Facility that incur or guarantee certain of our other indebtedness, or indebtedness of any subsidiary guarantor, in an aggregate principal amount in excess of $75,000. These guarantees are senior unsecured obligations of the applicable subsidiary guarantors. The guarantee by any subsidiary guarantor of our obligations in respect of the 4.5% Notes will be released in any of the following circumstances:
•if, as a result of the sale of its capital stock, such subsidiary guarantor ceases to be a restricted subsidiary,
•if such subsidiary guarantor is designated as an “Unrestricted Subsidiary”,
•upon defeasance or satisfaction and discharge of the 4.5% Notes, or
•if such subsidiary guarantor has been released from its guarantees of indebtedness under the 2022 ABL Revolving Credit Facility and all capital markets debt securities
Covenants
2022 ABL Revolving Credit Facility—Our 2022 ABL Revolving Credit Facility imposes restrictions on us, including limitations on our ability to pay cash dividends, incur debt or liens, redeem or repurchase Vista Outdoor stock, enter into transactions with affiliates, make investments, merge or consolidate with others or dispose of assets. The 2022 ABL Revolving Credit Facility contains a financial covenant which requires that Excess Availability under the 2022 ABL Revolving Credit Facility cannot fall below the greater of (a) 10% of the line cap or (b) $57,000. As a result of this financial covenant, we must maintain Excess Availability of at least the greater of 10% of the line cap or $57,000 at all times in order to satisfy the financial covenant. The 2022 ABL Revolving Credit Facility includes a covenant that prohibits the “Planned Separation” (as defined in Vista Outdoor’s Form 10-K filing for the fiscal year ended March 31, 2022) with respect to the separation of Vista Outdoor’s Revelyst and The Kinetic Group segments or any analogous transaction with respect to any line of business, business segment or division (or any part thereof) of Vista Outdoor or any subsidiary thereof. In October 2023, we announced our entry into a definitive agreement to sell The Kinetic Group business to Czechoslovak Group a.s. (“CSG”) on a cash-free, debt-free basis with a normalized level of working capital (the "The Kinetic Group Sale" or the “Sporting Products Sale”). See Sale of The Kinetic Group and Planned Separation in the Executive Summary and Financial Highlights of Part I, Item 2 of this Quarterly Report for further discussion of the Sporting Products Sale. Vista Outdoor anticipates that the 2022 ABL Revolving Credit Facility will be repaid in full (or amended to unconditionally release all The Kinetic Group entities from their obligations thereunder) prior to or upon the consummation of the Sporting Products Sale. If we do not comply with the covenants in the 2022 ABL Revolving Credit Facility, the lenders may, subject to customary cure rights, require the immediate payment of all amounts outstanding under such facility. As noted above, the Excess Availability less the minimum required borrowing base under the 2022 ABL Revolving Credit Facility was $271,256 as of June 30, 2024. Vista Outdoor has the option to increase the amount of the 2022 ABL Revolving Credit Facility in an aggregate principal amount not to exceed $150,000, to the extent that any one or more lenders, whether or not currently party to the 2022 ABL Revolving Credit Facility, commits to be a lender for such amount.
4.5% Notes—The indenture governing the 4.5% Notes contains covenants that, among other things, limit our ability to incur or permit to exist certain liens, sell, transfer or otherwise dispose of assets, consolidate, amalgamate, merge or sell all or substantially all of our assets, enter into transactions with affiliates, enter into agreements restricting our subsidiaries’ ability to pay dividends, incur additional indebtedness, pay dividends, make other distributions, repurchase, or redeem our capital stock, prepay, redeem or repurchase certain debt and make loans and investments.
The 2022 ABL Revolving Credit Facility and the indenture governing the 4.5% Notes contain cross-default provisions so that noncompliance with the covenants within one debt agreement could also cause a default under the other debt agreement. As of June 30, 2024, we were in compliance with the covenants of all of our debt agreements. However, we cannot provide assurance that we will be able to comply with such financial covenants in the future due to various risks and uncertainties, some of which may be beyond our control. Any failure to comply with the restrictions in the 2022 ABL Revolving Credit Facility may prevent us from drawing under these loans and may result in an event of default under the 2022 ABL Revolving Credit Facility, which default may allow the creditors to accelerate the related indebtedness and the indebtedness under our 4.5% Notes and proceed against the collateral that secures such indebtedness. We may not have sufficient liquidity to repay the indebtedness in such circumstances.
Cash Paid for Interest on Debt—Cash paid for interest totaled $3,435 and $9,814 for the three months ended June 30, 2024 and June 25, 2023, respectively.
Long-term Debt

	March 31,
	2024	2023
2022 ABL Revolving Credit Facility	$220,000	$355,000
2022 Term Loan	—	205,000
Total Principal Amount of Credit Agreements	220,000	560,000
4.5% Senior Notes	500,000	500,000
Total Principal Amount of Long-Term Debt	720,000	1,060,000
Less: unamortized deferred financing costs	(2,762)	(10,342)
Carrying amount of long-term debt	717,238	1,049,658
Less: current portion	—	(65,000)
Carrying amount of long-term debt, excluding current portion	$717,238	$984,658
Credit Agreements—In fiscal year 2023, we refinanced our 2021 ABL Revolving Credit Facility by entering into the 2022 ABL Revolving Credit Facility, which provides for a $600,000 senior secured asset-based revolving credit facility. The amount available under the 2022 ABL Revolving Credit Facility is the lesser of the total commitment of $600,000 or a borrowing base based on percentages of eligible receivables, inventory, and cash, minus certain reserves, but, in each case, subject to the excess availability financial covenant under the 2022 ABL Revolving Credit Facility described below. As of March 31, 2024, the Excess Availability, or the amount available to borrow under the 2022 ABL Revolving Credit Facility, based on the borrowing base less outstanding borrowings of $220,000 and outstanding letters of credit of $14,612, less the minimum required borrowing base of $57,000, was $237,109. The 2022 ABL Revolving Credit Facility matures on March 31, 2026 (the “Maturity Date”), subject to a customary springing maturity in respect of the 4.5% Notes due 2029 (described below). Any outstanding revolving loans under the 2022 ABL Revolving Credit Facility will be payable in full on the Maturity Date.
Concurrently with the effectiveness of the 2022 ABL Revolving Credit Facility, we also obtained a $350,000 senior secured asset-based term loan facility (the “2022 Term Loan”). The 2022 Term Loan was paid off during the fourth quarter of fiscal year 2024.
Borrowings under the 2022 ABL Revolving Credit Facility bear interest at a rate equal to either the sum of a base rate plus a margin ranging from 0.25% to 0.75% or the sum of a Term Secured Overnight Financing Rate ("Term SOFR") plus a credit spread adjustment of 0.10%, plus a margin ranging from 1.25% to 1.75%. The margins vary based on our Average Excess Availability under the 2022 ABL Revolving Credit Facility. As of March 31, 2024, the margin under the 2022 ABL Revolving Credit Facility was 0.50% for base rate loans and 1.50% for Term SOFR loans. We pay a commitment fee on the unused commitments under the 2022 ABL Revolving Credit Facility of 0.175% per annum.
As of March 31, 2024, the weighted average interest rate for our borrowings under the 2022 ABL Revolving Credit Facility was 6.66%.
Debt issuance costs incurred to date related to the 2022 ABL Revolving Credit Facility were approximately $11,310, which includes remaining unamortized debt issuance costs related to the 2021 ABL Credit Facility. The costs are being amortized over the term of the 2022 ABL Revolving Credit Facility, and are included within other current and non-current assets.
Unamortized debt issuance costs of $2,423 related to the 2022 Term Loan were written off during the fourth quarter of fiscal year 2024. This expense is included in interest expense in the consolidated statements of comprehensive income (loss).
Substantially all domestic tangible and intangible assets of Vista Outdoor and our domestic subsidiaries are pledged as collateral under the 2022 ABL Revolving Credit Facility.
4.5% Notes—In fiscal year 2021, we issued $500,000 aggregate principal amount of 4.5% Notes that mature on March 15, 2029. These notes are unsecured and senior obligations. Interest on the notes is payable semi-annually in arrears on March 15 and September 15 of each year. We had the right to redeem some or all of these notes on or after March 15, 2024 at specified redemption prices. Debt issuance costs of approximately $4,491 are being amortized to interest expense over eight years, the term of the notes.
Rank and guarantees—The 2022 ABL Revolving Credit Facility obligation is guaranteed on a secured basis, jointly and severally and fully and unconditionally by substantially all of our domestic subsidiaries. Vista Outdoor (the parent company issuer) has no independent assets or operations. We own 100% of all of these guarantor subsidiaries. The 4.5% Notes are senior unsecured obligations of Vista Outdoor and will rank equally in right of payment with any future senior unsecured indebtedness and senior in right of payment to any future subordinated indebtedness of Vista Outdoor. The 4.5% Notes are fully and unconditionally guaranteed, jointly and severally, by our existing and future domestic subsidiaries that guarantee indebtedness under our 2022 ABL Revolving Credit Facility that incur or guarantee certain of our other indebtedness, or indebtedness of any subsidiary guarantor, in an aggregate principal amount in excess of $75,000. These guarantees are senior unsecured obligations of the applicable subsidiary guarantors. The guarantee by any subsidiary guarantor of our obligations in respect of the 4.5% Notes will be released in any of the following circumstances:
•if, as a result of the sale of its capital stock, such subsidiary guarantor ceases to be a restricted subsidiary,
•if such subsidiary guarantor is designated as an “Unrestricted Subsidiary”,
•upon defeasance or satisfaction and discharge of the 4.5% Notes, or
•if such subsidiary guarantor has been released from its guarantees of indebtedness under the 2022 ABL Revolving Credit Facility and all capital markets debt securities
Scheduled Minimum Payments—The scheduled minimum payments on outstanding long-term debt were as follows as of March 31, 2024:

Fiscal year 2026	$220,000
Fiscal year 2029	500,000
Total	$720,000
Covenants
2022 ABL Revolving Credit Facility—Our 2022 ABL Revolving Credit Facility imposes restrictions on us, including limitations on our ability to pay cash dividends, incur debt or liens, redeem or repurchase Vista Outdoor stock, enter into transactions with affiliates, make investments, merge or consolidate with others or dispose of assets. The 2022 ABL Revolving Credit Facility contains a financial covenant which requires that Excess Availability under the 2022 ABL Revolving Credit Facility cannot fall below the greater of (a) 10% of the line cap or (b) $57,000. As a result of this financial covenant, we must maintain Excess Availability of at least the greater of 10% of the line cap or $57,000 at all times in order to satisfy the financial covenant. The 2022 ABL Revolving Credit Facility includes a covenant that prohibits the “Planned Separation” (as defined in Vista Outdoor’s Form 10-K filing for the fiscal year ended March 31, 2022) with respect to the separation of Vista Outdoor’s Revelyst and The Kinetic Group segments or any analogous transaction with respect to any line of business, business segment or division (or any part thereof) of Vista Outdoor or any subsidiary thereof. In October 2023, we announced our entry into a definitive agreement to sell The Kinetic Group business to Czechoslovak Group a.s. (“CSG”) on a cash-free, debt-free basis with a normalized level of working capital (the "The Kinetic Group Sale" or the “Sporting Products Sale”). See Sale of The Kinetic Group and Planned Separation in the Executive Summary and Financial Highlights of Part II, Item 7 of this Annual Report for further discussion of the Sporting Products Sale. Vista Outdoor anticipates that the 2022 ABL Revolving Credit Facility will be repaid in full (or amended to unconditionally release all The Kinetic Group entities from their obligations thereunder) prior to or upon the consummation of the Sporting Products Sale. If we do not comply with the covenants in the 2022 ABL Revolving Credit Facility, the lenders may, subject to customary cure rights, require the immediate payment of all amounts outstanding under such facility. As noted above, the Excess Availability less the minimum required borrowing base under the 2022 ABL Revolving Credit Facility was $237,109 as of March 31, 2024. Vista Outdoor has the option to increase the amount of the 2022 ABL Revolving Credit Facility in an aggregate principal amount not to exceed $150,000, to the extent that any one or more lenders, whether or not currently party to the 2022 ABL Revolving Credit Facility, commits to be a lender for such amount.
4.5% Notes—The indenture governing the 4.5% Notes contains covenants that, among other things, limit our ability to incur or permit to exist certain liens, sell, transfer or otherwise dispose of assets, consolidate, amalgamate, merge or sell all or substantially all of our assets, enter into transactions with affiliates, enter into agreements restricting our subsidiaries’ ability to pay dividends, incur additional indebtedness, pay dividends, make other distributions, repurchase, or redeem our capital stock, prepay, redeem or repurchase certain debt and make loans and investments.
The 2022 ABL Revolving Credit Facility and the indenture governing the 4.5% Notes contain cross-default provisions so that noncompliance with the covenants within one debt agreement could also cause a default under the other debt agreement. As of March 31, 2024, we were in compliance with the covenants of all of our debt agreements. However, we cannot provide assurance that we will be able to comply with such financial covenants in the future due to various risks and uncertainties, some of which may be beyond our control. Any failure to comply with the restrictions in the 2022 ABL Revolving Credit Facility may prevent us from drawing under these loans and may result in an event of default under the 2022 ABL Revolving Credit Facility, which default may allow the creditors to accelerate the related indebtedness and the indebtedness under our 4.5% Notes and proceed against the collateral that secures such indebtedness. We may not have sufficient liquidity to repay the indebtedness in such circumstances.
Cash Paid for Interest on Debt—Cash paid for interest totaled $57,404, $49,343, and $25,328 in fiscal years 2024, 2023, and 2022, respectively.